CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 25, 2010
Assets
Trade receivables, allowance for doubtful accounts	$ 10.3	$ 7.4
Current notes receivable and other receivables, allowance for doubtful accounts	1.8	2.5
Maintenance and operating supplies, allowance for obsolete supplies	5.9	4.1
Properties, accumulated depreciation	1,020.1	926.5
Other intangibles, accumulated amortization	442.7	406.8
Notes receivable, allowance for doubtful accounts	$ 4.4	$ 6.6
Equity [Abstract]
Preferred stock, non-voting, par value	$ 0	$ 0
Preferred stock, non-voting, authorized shares	25,000,000	25,000,000
Preferred stock, non-voting, issued shares	0	0
Class A common stock, voting
Equity [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized shares	500,000,000	500,000,000
Common Stock, Issued (in shares)	2,600,000.0	2,600,000.0
Common stock, outstanding shares	2,600,000	2,600,000
Class B common stock, non-voting
Equity [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized shares	500,000,000	500,000,000
Common Stock, Issued (in shares)	162,700,000.0	162,000,000.0
Common stock, outstanding shares	0	0
Treasury Stock, Shares	7,500,000	0
Class A exchangeable shares
Equity [Abstract]
Exchangeable shares, par value	$ 0	$ 0
Exchangeable shares, issued shares	2,900,000	3,000,000
Exchangeable shares, outstanding shares	2,900,000	3,000,000
Class B exchangeable shares
Equity [Abstract]
Exchangeable shares, par value	$ 0	$ 0
Exchangeable shares, issued shares	19,300,000	19,200,000
Exchangeable shares, outstanding shares	19,300,000	19,200,000